Pensions - Schedule of Changes to Defined Benefit Obligation (Details) - Final Salary Defined Benefit Pension Plan € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure Of Defined Benefit Plans [Line Items]
Acquisition of subsidiaries and businesses	€ (4,029)
Service cost	(24)
Net interest expense	(6)
Benefits paid	4
Actuarial changes arising from changes in financial assumptions	(227)
Experience adjustments	17
As of December 31, 2020	€ (4,265)